Property And Equipment, Net - Property Plant And Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 9,830	$ 9,397
Less: Accumulated depreciation		(3,786)	(2,212)
Property and equipment, net	$ 5,656	6,044	7,185
Laboratory Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		6,227	5,878
Office And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		234	213
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 3,369	$ 3,306